TETON Westwood Balanced Fund
Schedule of Investments—June 30, 2023 (Unaudited)
1
ap
Shares
Market
Value
COMMON STOCKS  — 63.1%
Air Freight and Logistics  — 1.3%
1,968 FedEx Corp. ....................................................... $ 487,867
Automotive: Parts and Accessories  — 0.7%
285 O'Reilly Automotive Inc.† ................................. 272,261
Banking  — 1.5%
20,263 Bank of America Corp. ...................................... 581,345
Business Services  — 1.7%
2,745 Visa Inc., Cl. A .................................................... 651,883
Commercial Services and Supplies  — 0.6%
1,343 Waste Management Inc. .................................... 232,903
Computer Hardware  — 1.5%
3,057 Apple Inc. ........................................................... 592,966
Computer Software and Services  — 6.7%
1,534 Accenture plc, Cl. A ........................................... 473,362
3,889 Alphabet Inc., Cl. A† ......................................... 465,513
1,955 CACI International Inc., Cl. A† ......................... 666,342
1,171 Cadence Design Systems Inc.† ......................... 274,623
2,125 Microsoft Corp. .................................................. 723,648
2,603,488
Consumer Products  — 2.6%
6,172 Church & Dwight Co. Inc. ................................ 618,620
1,904 The Estee Lauder Companies Inc., Cl. A .......... 373,907
992,527
Consumer Services  — 1.0%
2,959 Amazon.com Inc.† ............................................. 385,735
Diversified Industrial  — 3.0%
2,669 Eaton Corp. plc .................................................. 536,736
2,974 Honeywell International Inc. ............................ 617,105
1,153,841
Electronics  — 1.9%
5,827 Microchip Technology Inc. ................................ 522,041
363 Monolithic Power Systems Inc. ........................ 196,103
718,144
Energy and Energy Services  — 0.8%
2,663 EOG Resources Inc. ........................................... 304,754
Energy: Integrated  — 2.6%
2,574 DTE Energy Co. ................................................. 283,192
3,715 NextEra Energy Inc. .......................................... 275,653
5,017 WEC Energy Group Inc. ................................... 442,700
1,001,545
Energy: Oil  — 3.1%
3,143 Chevron Corp. ................................................... 494,551
2,603 ConocoPhillips ................................................... 269,697
4,003 Exxon Mobil Corp. ............................................ 429,322
1,193,570
Equipment and Supplies  — 1.7%
2,373 Amphenol Corp., Cl. A ..................................... 201,586
1,874 Danaher Corp. ................................................... 449,760
651,346
Financial Services  — 8.8%
11,144 American International Group Inc. .................. 641,226
Shares
Market
Value
2,089 Arthur J. Gallagher & Co. ................................. $ 458,682
1,475 Berkshire Hathaway Inc., Cl. B† ....................... 502,975
3,262 JPMorgan Chase & Co. ...................................... 474,425
1,294 The Goldman Sachs Group Inc. ........................ 417,367
3,318 The Progressive Corp. ....................................... 439,204
11,195 Wells Fargo & Co. .............................................. 477,802
3,411,681
Food and Beverage  — 1.6%
2,716 McCormick & Co. Inc., Non-Voting ................. 236,917
1,952 PepsiCo Inc. ........................................................ 361,549
598,466
Health Care  — 8.6%
4,189 Abbott Laboratories ........................................... 456,685
2,648 Becton Dickinson & Co. .................................... 699,098
6,029 Gilead Sciences Inc. ........................................... 464,655
989 HCA Healthcare Inc. ......................................... 300,142
4,790 Johnson & Johnson ............................................ 792,841
1,221 UnitedHealth Group Inc. .................................. 586,861
3,300,282
Real Estate  — 4.3%
3,288 Prologis Inc., REIT ............................................. 403,207
1,515 Public Storage, REIT .......................................... 442,198
7,400 Ventas Inc., REIT ................................................ 349,798
15,036 VICI Properties Inc., REIT ................................. 472,582
1,667,785
Retail  — 5.2%
2,183 Dollar General Corp. ......................................... 370,630
1,452 Domino's Pizza Inc. ........................................... 489,309
1,532 The Home Depot Inc. ........................................ 475,901
4,222 Walmart Inc. ....................................................... 663,614
1,999,454
Semiconductors  — 0.7%
643 NVIDIA Corp. .................................................... 272,002
Telecommunications  — 2.3%
21,539 AT&T Inc. ........................................................... 343,547
1,868 Motorola Solutions Inc. ..................................... 547,847
891,394
Transportation  — 0.9%
1,747 Union Pacific Corp. ............................................ 357,471
TOTAL COMMON STOCKS ......................... 24,322,710
Principal
Amount
CORPORATE BONDS  — 29.4%
Aerospace  — 0.6%
$ 255,000 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust,
4.450%, 10/01/25 .............................................. 245,398
Banking  — 1.8%
750,000 Fifth Third Bancorp,
2.375%, 01/28/25 .............................................. 702,158
Computer Hardware  — 0.8%
295,000 Dell International LLC / EMC Corp.,
5.750%, 02/01/33 .............................................. 297,792

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Computer Software and Services  — 1.1%
Oracle Corp.
$ 240,000 6.250%, 11/09/32 .............................................. $ 254,784
135,000 6.900%, 11/09/52 .............................................. 151,087
405,871
Consumer Products  — 0.5%
200,000 G-III Apparel Group Ltd.,
7.875%, 08/15/25 .............................................. 193,700
Diversified Industrial  — 1.7%
510,000 Cabot Corp.,
4.000%, 07/01/29 .............................................. 470,400
191,000 Jabil Inc.,
1.700%, 04/15/26 .............................................. 170,930
641,330
Energy and Energy Services  — 1.9%
Energy Transfer LP
330,000 7.125%, (a) ....................................................... 280,639
235,000 6.250%, 04/15/49 .............................................. 229,196
260,000 Plains All American Pipeline LP / PAA
Finance Corp.,
3.800%, 09/15/30 .............................................. 230,797
740,632
Energy: Oil  — 2.3%
10,000 Civitas Resources Inc.,
8.375%, 07/01/28 .............................................. 10,115
95,000 Diamondback Energy Inc.,
6.250%, 03/15/33 .............................................. 98,279
275,000 MPLX LP,
2.650%, 08/15/30 .............................................. 230,113
395,000 Petroleos Mexicanos,
6.700%, 02/16/32 .............................................. 300,736
259,000 Piedmont Natural Gas Co. Inc.,
5.050%, 05/15/52 .............................................. 233,530
872,773
Financial Services  — 6.6%
210,000 Ally Financial Inc., (U.S. Secured Overnight
Financing Rate + 3.26%),
6.992%, 06/13/29(a) ......................................... 207,525
138,000 American Honda Finance Corp., MTN,
1.000%, 09/10/25 .............................................. 125,926
500,000 Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.21%),
2.572%, 10/20/32(a) ......................................... 407,021
500,000 Bank of Montreal, MTN,
2.650%, 03/08/27 .............................................. 457,835
500,000 Citigroup Inc., (U.S. Secured Overnight
Financing Rate + 1.28%),
3.070%, 02/24/28(a) ......................................... 459,990
370,000 HSBC Holdings plc, (U.S. Secured Overnight
Financing Rate + 3.03%),
7.336%, 11/03/26(a) ......................................... 380,893
175,000 Lincoln National Corp.,
3.400%, 03/01/32 .............................................. 140,986
405,000 Owl Rock Capital Corp.,
3.400%, 07/15/26 .............................................. 358,912
2,539,088
Principal
Amount
Market
Value
Food and Beverage  — 0.7%
$ 380,000 The J.M. Smucker Co.,
3.550%, 03/15/50 .............................................. $ 279,087
Health Care  — 2.0%
450,000 Aetna Inc.,
3.500%, 11/15/24 .............................................. 436,104
375,000 Amgen Inc.,
2.200%, 02/21/27 .............................................. 340,769
776,873
Real Estate  — 2.9%
150,000 Brixmor Operating Partnership LP,
2.250%, 04/01/28 .............................................. 126,180
200,000 Iron Mountain Inc.,
5.000%, 07/15/28 .............................................. 185,475
355,000 Kimco Realty OP LLC,
4.600%, 02/01/33 .............................................. 328,329
250,000 MPT Operating Partnership LP / MPT
Finance Corp.,
4.625%, 08/01/29 .............................................. 189,282
265,000 Realty Income Corp.,
2.850%, 12/15/32 .............................................. 215,832
113,000 Vornado Realty LP,
3.400%, 06/01/31 .............................................. 81,950
1,127,048
Retail  — 2.6%
151,000 7-Eleven Inc.,
0.950%, 02/10/26 .............................................. 134,928
200,000 AutoZone Inc.,
1.650%, 01/15/31 .............................................. 156,116
800,000 CVS Health Corp.,
3.250%, 08/15/29 .............................................. 718,601
1,009,645
Semiconductors  — 1.3%
235,000 Broadcom Inc.,
4.150%, 11/15/30 .............................................. 216,216
275,000 NXP BV / NXP Funding LLC / NXP USA Inc.,
5.000%, 01/15/33 .............................................. 264,055
480,271
Telecommunications  — 0.4%
270,000 Charter Communications Operating LLC
/ Charter Communications Operating
Capital Corp.,
3.700%, 04/01/51 .............................................. 170,576
Transportation  — 2.2%
875,000 AP Moller - Maersk A/S,
4.500%, 06/20/29 .............................................. 841,630
TOTAL CORPORATE BONDS ....................... 11,323,872
CONVERTIBLE CORPORATE BONDS  — 1.7%
Computer Software and Services  — 0.8%
350,000 Splunk Inc.,
1.125%, 06/15/27 .............................................. 303,625

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—June 30, 2023 (Unaudited)
3
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care  — 0.9%
$ 325,000 Exact Sciences Corp.,
0.375%, 03/15/27 .............................................. $ 350,797
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 654,422
U.S. GOVERNMENT OBLIGATIONS  — 5.2%
U.S. Treasury Bonds — 4.8%
450,000 2.500%, 02/15/45 .............................................. 347,915
700,000 2.500%, 05/15/46 .............................................. 537,592
350,000 2.250%, 08/15/46 .............................................. 255,308
350,000 1.875%, 02/15/51 .............................................. 231,458
70,000 2.250%, 02/15/52 .............................................. 50,522
505,000 3.000%, 08/15/52 .............................................. 428,806
1,851,601
U.S. Treasury Notes — 0.4%
165,000 4.125%, 11/15/32 .............................................. 168,532
168,532
TOTAL U.S. GOVERNMENT
OBLIGATIONS ............................................. 2,020,133
Shares
SHORT TERM INVESTMENT  — 0.6%
Other Investment Companies  — 0.6%
238,945 Dreyfus Treasury Securities Cash
Management, 4.960%* .................................... 238,945
TOTAL INVESTMENTS — 100.0%
(Cost $37,292,467) ........................................... $ 38,560,082
† Non-income producing security.
(a) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2023.
* 1 day yield as of June 30, 2023.
MTN Medium Term Note
REIT Real Estate Investment Trust